Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Earnings Per Share Abstract
Net loss	$ (6,692,471)	$ (68,746)
Weighted average number of ordinary shares used in calculating basic earnings/(losses) per share	12,668,694	7,526,213	[1]
Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	12,668,694	7,526,213	[1]
Basic earnings/(losses) per share	$ (0.53)		[1],[2]
Diluted earnings/(losses) per share	$ (0.53)		[1],[2]

[1]	Restated to reflect the 1-for-275 reverse split of the ordinary shares. Please see Note 1.
[2]	Less than $0.01